Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified		Total	Successor [Member]	Successor [Member] Parent [Member]	Successor [Member] Preferred Stock [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Treasury Stock [Member]	Successor [Member] Other Comprehensive Income (Loss) [Member]	Successor [Member] Noncontrolling Interest [Member]	Predecessor [Member]	Predecessor [Member] Parent [Member]	Predecessor [Member] Preferred Stock [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]		Predecessor [Member] Retained Earnings [Member]		Predecessor [Member] Treasury Stock [Member]		Predecessor [Member] Other Comprehensive Income (Loss) [Member]		Predecessor [Member] Noncontrolling Interest [Member]
Balance at beginning of year at Apr. 28, 2010														$ 70	$ 107,774	$ 657,596		$ 6,856,033		$ (4,750,547)		$ (979,581)		$ 57,151
Balance at beginning of year, shares at Apr. 28, 2010														7	431,096					(113,404)
Shares reacquired, shares																				(1,425)
Shares reacquired																				(70,003)
Conversion of preferred into common stock, shares														0						1
Conversion of preferred into common stock														(1)		(39)				40
Stock options exercised, net of shares tendered for payment, shares																				4,495
Stock options exercised, net of shares tendered for payment																(26,482)	[1]			203,196
Stock option expense																9,447
Restricted stock unit activity, shares																				296
Restricted stock unit activity																(8,119)				13,756
Net loss		989,510										989,510						989,510
Cash dividends:
Preferred (per share $1.70 per share in 2013, 2012 and 2011)																		(12)
Common (per share $2.06, $1.92, and $1.80 in 2013, 2012 and 2011, respectively)																		(579,606)
Net pension and post-retirement benefit gains/ (losses)												77,298										77,355		(57)
Reclassification of net pension and postretirement benefit (gains)/losses to net income												53,353										53,353		0
Foreign currency translation adjustments																						563,060		4,816
Net deferred gains/(losses) on derivatives from periodic revaluations												9,395										9,790		(395)
Net deferred (gains)/losses on derivatives reclassified to earnings												(20,794)										(21,365)		571
Purchase of subsidiary shares from noncontrolling interests																(2,411)	[2]	0				(2,176)	[2]	(1,750)	[2]
Other, net, shares	[3]																			218
Other, net																(625)	[3]	(1,247)	[4]	10,196	[3]
Net Income (Loss) Attributable to Noncontrolling Interest		16,438										16,438												16,438
Dividends paid to noncontrolling interest																								(3,270)
Balance at end of year at Apr. 27, 2011												3,182,466	3,108,962	69	107,774	629,367		7,264,678		(4,593,362)		(299,564)		73,504
Balance at end of year, shares at Apr. 27, 2011														7	431,096					(109,819)
Shares reacquired, shares																				(3,860)
Shares reacquired																				(201,904)
Conversion of preferred into common stock, shares														(1)						12
Conversion of preferred into common stock														(8)		(539)				547
Stock options exercised, net of shares tendered for payment, shares																				2,298
Stock options exercised, net of shares tendered for payment																(15,220)	[1]			105,144
Stock option expense																10,864
Restricted stock unit activity, shares																				303
Restricted stock unit activity																4,305				14,087
Net loss		923,159										923,159						923,159
Cash dividends:
Preferred (per share $1.70 per share in 2013, 2012 and 2011)																		(9)
Common (per share $2.06, $1.92, and $1.80 in 2013, 2012 and 2011, respectively)																		(619,095)
Net pension and post-retirement benefit gains/ (losses)												(258,079)										(258,067)		(12)
Reclassification of net pension and postretirement benefit (gains)/losses to net income												56,813										56,813		0
Foreign currency translation adjustments																						(359,771)		(5,945)
Net deferred gains/(losses) on derivatives from periodic revaluations												30,377										30,405		(28)
Net deferred (gains)/losses on derivatives reclassified to earnings												(13,811)										(14,088)		277
Purchase of subsidiary shares from noncontrolling interests																(34,483)	[2]	0				(456)	[2]	(19,885)	[2]
Other, net, shares	[3]																			195
Other, net																314	[3]	(1,455)	[4]	9,084	[3]
Net Income (Loss) Attributable to Noncontrolling Interest		16,749										16,749												15,884
Dividends paid to noncontrolling interest																								(11,562)
Balance at end of year at Apr. 29, 2012		2,810,822										2,810,822	2,758,589	61	107,774	594,608		7,567,278		(4,666,404)		(844,728)		52,233
Balance at end of year, shares at Apr. 29, 2012														6	431,096					(110,871)
Net loss												722,331
Balance at end of year at Dec. 23, 2012
Balance at beginning of year at Apr. 29, 2012		2,810,822										2,810,822	2,758,589	61	107,774	594,608		7,567,278		(4,666,404)		(844,728)		52,233
Balance at beginning of year, shares at Apr. 29, 2012														6	431,096					(110,871)
Shares reacquired, shares																				(2,431)
Shares reacquired																				(139,069)
Conversion of preferred into common stock, shares														(6)						79
Conversion of preferred into common stock														(61)		(3,600)				3,661
Stock options exercised, net of shares tendered for payment, shares																				2,802
Stock options exercised, net of shares tendered for payment																(7,204)	[1]			127,084
Stock option expense																10,088
Restricted stock unit activity, shares																				443
Restricted stock unit activity																(5,837)				20,618
Net loss		1,012,903										1,012,903						1,012,903
Cash dividends:
Preferred (per share $1.70 per share in 2013, 2012 and 2011)																		(8)
Common (per share $2.06, $1.92, and $1.80 in 2013, 2012 and 2011, respectively)																		(665,683)
Net pension and post-retirement benefit gains/ (losses)												(189,302)										(189,294)		(8)
Reclassification of net pension and postretirement benefit (gains)/losses to net income												54,833										54,833		0
Foreign currency translation adjustments												(228,980)										(197,126)		(5,232)
Net deferred gains/(losses) on derivatives from periodic revaluations												(11,743)										(11,736)		(7)
Net deferred (gains)/losses on derivatives reclassified to earnings												29,608										29,646		(38)
Purchase of subsidiary shares from noncontrolling interests																18,956	[2]	(7,703)				(16,133)	[2]	0	[2]
Other, net, shares	[3]																			148
Other, net																1,493	[3]	246	[4]	6,868	[3]
Net Income (Loss) Attributable to Noncontrolling Interest		14,430										14,430												12,925
Dividends paid to noncontrolling interest																								(12,583)
Balance at end of year at Apr. 28, 2013		2,848,821										2,848,821	2,801,531	0	107,774	608,504		7,907,033		(4,647,242)		(1,174,538)		47,290
Balance at end of year, shares at Apr. 28, 2013														0	431,096					(109,830)
Balance at beginning of year at Feb. 08, 2013					0	0				0	0
Balance at beginning of year, shares at Feb. 08, 2013					0	0
Fair Value of Noncontrolling Interest											230,000
Conversion of preferred into common stock, shares					0
Conversion of preferred into common stock					0
Common stock issued to Holdings, shares						100
Common stock issued to Holdings						16,500,000
Stock option expense							1,427
Net loss		(77,021)	(77,021)					(77,021)
Cash dividends:
Net pension and post-retirement benefit gains/ (losses)			102,452							102,464	(12)
Reclassification of net pension and postretirement benefit (gains)/losses to net income			0							0	0
Foreign currency translation adjustments			128,941							22,548	(13,736)
Net deferred gains/(losses) on derivatives from periodic revaluations			111,196							110,686	510
Net deferred (gains)/losses on derivatives reclassified to earnings			(2,743)							(2,688)	(55)
Purchase of subsidiary shares from noncontrolling interests	[2]									0	0
Net Income (Loss) Attributable to Noncontrolling Interest		5,303	5,303								4,823
Dividends paid to noncontrolling interest											(5,688)
Dividends						(360,000)
Authorized shares					0	100
Balance at end of year at Dec. 29, 2013		16,513,258	16,513,258	16,297,416	0	16,140,000	1,427	(77,021)	0	233,010	215,842
Balance at end of year, shares at Dec. 29, 2013					0	100			0
Balance at beginning of year at Apr. 28, 2013		2,848,821										2,848,821	2,801,531	0	107,774	608,504		7,907,033		(4,647,242)		(1,174,538)		47,290
Balance at beginning of year, shares at Apr. 28, 2013														0	431,096					(109,830)
Shares reacquired, shares																				0
Shares reacquired																				0
Conversion of preferred into common stock, shares														0						0
Conversion of preferred into common stock														0		0				0
Stock options exercised, net of shares tendered for payment, shares																				24
Stock options exercised, net of shares tendered for payment																(299)	[1]			1,133
Cancellation of stock options and restricted stock units																(178,287)
Stock option expense																4,587
Restricted stock unit activity, shares																				8
Restricted stock unit activity																(1,127)				351
Net loss		(195,571)										(195,571)						(195,571)
Cash dividends:
Preferred (per share $1.70 per share in 2013, 2012 and 2011)																		0
Common (per share $2.06, $1.92, and $1.80 in 2013, 2012 and 2011, respectively)																		0
Net pension and post-retirement benefit gains/ (losses)												0										0		0
Reclassification of net pension and postretirement benefit (gains)/losses to net income												7,266										7,291		(25)
Foreign currency translation adjustments												(97,863)										(93,780)		(2,414)
Net deferred gains/(losses) on derivatives from periodic revaluations												(1,059)										(1,099)		40
Net deferred (gains)/losses on derivatives reclassified to earnings												6,552										6,551		1
Purchase of subsidiary shares from noncontrolling interests																0	[2]	0				0	[2]	0	[2]
Other, net, shares	[3]																			1
Other, net																(48)	[3]	(15)	[4]	36	[3]
Net Income (Loss) Attributable to Noncontrolling Interest		2,874										2,874												2,900
Dividends paid to noncontrolling interest																								0
Balance at end of year at Jun. 07, 2013												$ 2,399,046	$ 2,351,254	$ 0	$ 107,774	$ 433,330		$ 7,711,447		$ (4,645,722)		$ (1,255,575)		$ 47,792
Balance at end of year, shares at Jun. 07, 2013														0	431,096					(109,797)

[1]	Includes income tax benefit resulting from exercised stock options.
[2]	See Note No. 5 for further details.
[3]	Includes activity of the Global Stock Purchase Plan.
[4]	Includes unpaid dividend equivalents on restricted stock units.